Income Tax: (Details Narrative) $ in Millions	Sep. 30, 2023 USD ($)
Income Tax Disclosure [Abstract]
The Companys Income Tax Receivable	$ 8.1
[custom:IncomeTaxPayable-0]	$ 9.5